Shareholders' Equity - Company's shares (Table) (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Common shares	59,487,853	58,387,313
Treasury shares	1,221,061	1,551,061
Total Company's shares	60,708,914	59,938,374